NATURE OF OPERATIONS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Schedule of Subsidiaries (Details)	12 Months Ended
Mar. 31, 2025
CAE USA Inc.
Disclosure of additional information about finance and operating leasing activities [Line Items]
Equity interest (in percent)	100.00%
CAE SimuFlite Inc.
Disclosure of additional information about finance and operating leasing activities [Line Items]
Equity interest (in percent)	100.00%